GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
GENERAL INFORMATION [Abstract]
Disclosure of general information about financial statements [text block]
1.	GENERAL INFORMATION

China Ceramics Co., Ltd. (“China Ceramics” or the “Company”) is a British Virgin Islands company operating under the BVI Business Companies Act (2004) with its shares listed on the NASDAQ (“symbol: CCCL”). Its predecessor company, China Holdings Acquisition Corp. (“CHAC”), was incorporated in Delaware on June 22, 2007, and was organized as a blank check company for the purpose of acquiring, through a stock exchange, asset acquisition or other similar business combination, or controlling, through contractual arrangements, an operating business, that has its principal operations in Asia. The Company has no operations and has no assets or liabilities of consequence outside its investments in its operating subsidiaries. The head office of the Company is located at Junbing Industrial Zone, Jinjiang City, Fujian Province, the People’s Republic of China (“PRC”).

On November 20, 2009, CHAC merged with and into China Ceramics, its wholly owned British Virgin Islands subsidiary, with China Ceramics surviving the merger (the “Redomestication”). On the same day, pursuant to the terms of a merger and stock purchase agreement dated August 19, 2009 (the “acquisition agreement”), China Ceramics acquired all of the outstanding securities of Success Winner Limited (“Success Winner”) held by Mr. Wong Kung Tok in exchange for US$10.00 and 5,743,320 shares of China Ceramics (the “Success Winner Acquisition”). The total number of issued and outstanding shares of China Ceramics immediately after the acquisition was 8,950,171.

Prior to the Success Winner Acquisition on November 20, 2009, neither CHAC nor China Ceramics had an operating business.

Jinjiang Hengda Ceramics Co., Ltd. (“Hengda”), which became the operating entity of China Ceramics in connection with the Success Winner Acquisition, was established on September 30, 1993 under the laws of PRC with 15% of its equity interest owned by Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory (“Anhai Hengda”) and 85% owned by Chi Wah Trading Import and Export Company (“Chi Wah”). Chi Wah is a sole proprietor under the laws of Hong Kong with its legal and equitable interest solely owned by Mr. Wong Kung Tok. Anhai Hengda was owned by Mr. Wong Kung Tok’s family, which was considered an act-in-concert party of Mr. Wong Kung Tok for accounting purposes.

Hengda is principally engaged in the manufacture and sale of ceramic tiles used for exterior siding and for interior flooring and design in residential and commercial buildings.

Hengda’s owners reorganized the corporate structure in 2008 and 2009 (the “Hengda Reorganization” or the “Reorganization”), as follows:

Stand Best Creation Limited (“Stand Best”) was established on January 17, 2008 under the laws of Hong Kong with its paid-up share capital being HK$1.00 divided into 1 ordinary share solely owned by Mr. Wong Kung Tok. Stand Best acquired 100% of Hengda’s equity interest from Anhai Hengda and Chi Wah on April 1, 2008 at the consideration of RMB58,980,000.

Success Winner Limited (“Success Winner”) was incorporated in the British Virgin Islands on May 29, 2009 as a limited liability company. Its paid-up and issued capital is US$1 divided into 1 ordinary share solely owned by Mr. Wong Kung Tok.

On June 30, 2009, through a capitalization agreement between Mr. Wong Kung Tok and Stand Best, Stand Best capitalized a shareholder loan due to Mr. Wong Kung Tok in the amount of HK$67.9 million (equivalent to approximately RMB58.9 million) through the issuance of an aggregate of 9,999 ordinary shares of HK$1.00 par value which Mr. Wong Kung Tok allotted to Success Winner.

On the same date, Mr. Wong Kung Tok transferred his ownership of the remaining 1 ordinary share of Stand Best to Success Winner, thus making Success Winner the sole parent company of Stand Best.

On January 8, 2010, Hengda completed the acquisition of all voting equity interests of Jiangxi Hengdali Ceramic Materials Co., Ltd. (“Hengdali” or the “Gaoan Facility”), located in Gaoan, Jiangxi Province (the “Hengdali Acquisition”). Hengdali manufactures and sells ceramics tiles used for exterior siding and for interior flooring. In total, Hengda assumed loans of RMB 60.0 million and paid cash consideration of RMB185.5 million for the acquisition.

On September 17, 2013, Fujian Province Hengdali Building Materials Co., Ltd. (“Fujian Hengdali”) was incorporated in Pingtan, Fujian Province, 100% owned by Hengda. Fujian Hengdali’s approved scope of business includes sales of building materials and interior and exterior decoration materials. Fujian Hengdali had no operations since the incorporation date, and in August 2017, the Company disposed of Fujian Hengdali for RMB0 to a third-party. A loss on disposal of RMB736,000 was recognized in other expenses for the year ended December 31, 2017 relating to this transaction.

On September 22, 2017, Success Winner incorporated a 100% owned subsidiary Vast Elite Limited (“Vast Elite”) in Hong Kong with an initial registered capital of HKD1. Vast Elite is engaged in the trading of building materials, but had no operations during the year ended December 31, 2017.

China Ceramics and its subsidiaries’ (the “Company”) corporate structure as of December 31, 2017 is as follows:

		Nominal value of
	Place and date of	issued ordinary		Percentage of
	incorporation or	share		equity
	establishment/	/registered		attributable to the
Name	operations	capital		Company		Principal activities
				Direct	Indirect
Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	-	Investment holding

Stand Best Creation Limited	Hong Kong, January 17, 2008	HKD	10,000	-	100	Investment holding

Jinjiang Hengda Ceramics Co., Ltd. (note 1)	PRC, September 30, 1993	RMB	288,880,000	-	100	Manufacture and sale of ceramic tiles

Jiangxi Hengdali Ceramic Materials Co., Ltd. (note 1)	PRC, May 4, 2008	RMB	55,880,000	-	100	Manufacture and sale of ceramic tiles

Fujian Province Hengdali Building Materials Co., Ltd (note 2)	PRC, September 17,2013	RMB	1,000,000	-	100	Sale of building and decoration materials

Vast Elite Limited (note 1)	Hong Kong, September 22, 2017	HKD	1	-	100	Trading of building material

Note:
1. All The registered capital of Hengda, Hengdali, Fujian Hengdali and Vast Elite had been fully paid up.
2. Fujian Henngali was disposed in August 2017.